Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	Virtus Event Opportunities Trust
Entity Central Index Key	0001572617
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2022
Document Effective Date	Dec. 15, 2022
Prospectus Date	Apr. 28, 2022